Schedule of Investments (unaudited)
November 30, 2024
iShares® Currency Hedged MSCI Eurozone ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.1%
iShares MSCI Eurozone ETF(a)(b)	7,119,815	$340,754,346
Total Investment Companies (Cost: $346,303,618)		340,754,346
Short-Term Securities
Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(a)(c)(d)	25,383,583	25,396,275
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(a)(c)	290,000	290,000
Total Short-Term Securities — 7.6% (Cost: $25,688,800)		25,686,275
Total Investments in Securities — 107.7% (Cost: $371,992,418)		366,440,621
Liabilities in Excess of Other Assets — (7.7)%		(26,047,801)
Net Assets — 100.0%		$340,392,820

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$25,398,621 (a)	$—	$179	$(2,525)	$25,396,275	25,383,583	$1,277 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	210,000	80,000 (a)	—	—	—	290,000	290,000	2,695	—
iShares MSCI Eurozone ETF	419,592,061	24,330,631	(79,992,399)	6,802,953	(29,978,900)	340,754,346	7,119,815	47	—
				$6,803,132	$(29,981,425)	$366,440,621		$4,019	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	111,000	USD	117,152	Bank of America N.A.	12/03/24	$148
EUR	317,745,345	USD	335,420,361	BNP Paribas SA	12/03/24	356,894
USD	5,554,160	EUR	5,110,000	Barclays Bank PLC	12/03/24	154,169
USD	344,816,372	EUR	317,233,345	BNP Paribas SA	12/03/24	9,580,173
EUR	406,000	USD	428,745	State Street Bank & Trust Company	01/03/25	889
						10,092,273
EUR	1,638,000	USD	1,776,979	Barclays Bank PLC	12/03/24	(46,023)

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® Currency Hedged MSCI Eurozone ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	6,125,000	USD	6,668,248	JPMorgan Chase Bank N.A.	12/03/24	$(195,657)
USD	3,434,439	EUR	3,276,000	JPMorgan Chase Bank N.A.	12/03/24	(27,472)
USD	4,295,070	EUR	4,061,000	Bank of America N.A.	01/03/25	(2,328)
USD	330,699,527	EUR	312,830,345	BNP Paribas SA	01/03/25	(341,162)
						(612,642)
						$9,479,631
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$340,754,346	$—	$—	$340,754,346
Short-Term Securities
Money Market Funds	25,686,275	—	—	25,686,275
	$366,440,621	$—	$—	$366,440,621
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$10,092,273	$—	$10,092,273
Liabilities
Foreign Currency Exchange Contracts	—	(612,642)	—	(612,642)
	$—	$9,479,631	$—	$9,479,631

(a)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

Currency Abbreviation
EUR	Euro
USD	United States Dollar